Supplement to the
Fidelity® Series Small Cap Discovery Fund
October 26, 2016
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

FMR expects that Mr. Janssen will become sole portfolio manager on or about December 31, 2017.

XS4-17-01 1.9867095.102	February 1, 2017

Supplement to the
Fidelity® Series Small Cap Discovery Fund
Class F
October 26, 2016
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

FMR expects that Mr. Janssen will become sole portfolio manager on or about December 31, 2017.

XS4-F-17-01 1.9867094.102	February 1, 2017

Supplement to the
Fidelity® Small Cap Discovery Fund
October 26, 2016
Prospectus

The following information supplements information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

FMR expects that Mr. Janssen will become sole portfolio manager on or about December 31, 2017.

Effective December 12, 2016, the following information replaces similar information in the "Shareholder Information" section under the heading "Selling Shares".

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

SMR-17-01 1.769904.119	February 1, 2017